Condensed consolidating financial information	6 Months Ended
Jun. 30, 2018
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Notes to the Interim Financial Statement
Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

The following consolidating financial information is required by the rules of the Securities and Exchange Commission and is provided in anticipation of the exchange offer required by the registration rights agreement entered into in connection with the bond offering related to the acquisition of RAI.

Note: In respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or the RAI Group) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely, for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to International Financial Reporting Standards as issued by the IASB and adopted by the European Union (IFRS). To the extent any such financial information provided in these financial statements relate to the US business or RAI (and/or the RAI Group), it is provided as an explanation of the US business’ or RAI’s (and/or the RAI Group’s) primary US GAAP based financial statements and information.

	Condensed Consolidated Income Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	11,636	—	11,636

Raw materials and consumables used	—	—	—	(2,355)	—	(2,355)

Changes in inventories of finished goods and work in progress	—	—	—	76	—	76

Employee benefit costs	(5)	—	(3)	(1,406)	5	(1,409)

Depreciation, amortisation and impairment costs	—	—	—	(437)	—	(437)

Other operating income	—	—	11	21	—	32

Other operating expenses	(11)	(1)	(6)	(3,098)	11	(3,105)

(Loss)/Profit from operations	(16)	(1)	2	4,437	16	4,438

Net finance income/(costs)	36	223	(163)	(243)	(554)	(701)

Share of post-tax results of associates and joint ventures	—	—	—	232	—	232

Profit before taxation	20	222	(161)	4,426	(538)	3,969

Taxation on ordinary activities	—	(76)	44	(1,161)	—	(1,193)

Equity income from subsidiaries	2,776	—	1,625	—	(4,401)	—

Profit for the period	2,796	146	1,508	3,265	(4,939)	2,776

Attributable to:

Owners of the parent	2,796	146	1,508	3,179	(4,939)	2,690

Non-controlling interests	—	—	—	86	—	86

	2,796	146	1,508	3,265	(4,939)	2,776

	Condensed Consolidated Income Statement

Period ended 30 June 2017 (Revised)

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	7,418	—	7,418

Raw materials and consumables used	—	—	—	(1,881)	—	(1,881)

Changes in inventories of finished goods and work in progress	—	—	—	(59)	—	(59)

Employee benefit costs	(8)	—	(2)	(1,142)	8	(1,144)

Depreciation, amortisation and impairment costs	—	—	—	(346)	—	(346)

Other operating income	—	—	—	55	—	55

Other operating expenses	(3)	—	—	(1,469)	3	(1,469)

(Loss)/Profit from operations	(11)	—	(2)	2,576	11	2,574

Net finance (costs)/income	(31)	(22)	(74)	(96)	(102)	(325)

Share of post-tax results of associates and joint ventures	—	—	—	778	—	778

Profit before taxation	(42)	(22)	(76)	3,258	(91)	3,027

Taxation on ordinary activities	—	8	3	(691)	—	(680)

Equity income from subsidiaries	2,347	—	—	—	(2,347)	—

Profit for the period	2,305	(14)	(73)	2,567	(2,438)	2,347

Attributable to:

Owners of the parent	2,305	(14)	(73)	2,481	(2,438)	2,261

Non-controlling interests	—	—	—	86	—	86

	2,305	(14)	(73)	2,567	(2,438)	2,347

Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

	Condensed Consolidated Statement of Comprehensive Income

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Profit for the period	2,796	146	1,508	3,265	(4,939)	2,776

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	19	10	949	—	978

Differences on exchange	—	—	—	1,288	—	1,288

Cash flow hedges	—	19	10	(14)	—	15

Investments held at fair value	—	—	—	12	—	12

Net investment hedges	—	—	—	(328)	—	(328)

Tax on items that may be reclassified	—	—	—	(9)	—	(9)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	287	—	287

Retirement benefit schemes	—	—	—	343	—	343
Tax on items that will not be reclassified	—	—	—	(56)	—	(56)

Total other comprehensive income for the period, net of tax	—	19	10	1,236	—	1,265

Share of subsidiaries OCI (other reserves)	287	—	—	—	(287)	—

Share of subsidiaries OCI (retained earnings)	978	—	—	—	(978)	—

Total comprehensive income/(expense) for the period, net of tax	4,061	165	1,518	4,501	(6,204)	4,041

Attributable to:

Owners of the parent	4,061	165	1,518	4,412	(6,204)	3,952

Non-controlling interests	—	—	—	89	—	89

	4,061	165	1,518	4,501	(6,204)	4,041

	Condensed Consolidated Statement of Comprehensive Income

Period ended 30 June 2017 (Revised)

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Profit for the period	2,305	(14)	(73)	2,567	(2,438)	2,347

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	108	(644)	—	(536)

Differences on exchange	—	—	—	(609)	—	(609)

Cash flow hedges	—	—	(63)	(103)	—	(166)

Investments held at fair value	—	—	—	5	—	5

Net investment hedges	—	—	171	10	—	181

Tax on items that may be reclassified	—	—	—	53	—	53

Items that will not be reclassified subsequently to profit or loss:	—	—	—	115	—	115

Retirement benefit schemes	—	—	—	154	—	154

Tax on items that will not be reclassified	—	—	—	(39)	—	(39)

Total other comprehensive income/(expense) for the period, net of tax	—	—	108	(529)	—	(421)

Share of subsidiaries OCI (other reserves)	115	—	—	—	(115)	—

Share of subsidiaries OCI (retained earnings)	(536)	—	—	—	536	—

Total comprehensive income/(expense) for the period, net of tax	1,884	(14)	35	2,038	(2,017)	1,926

Attributable to:

Owners of the parent	1,884	(14)	35	1,965	(2,017)	1,853

Non-controlling interests	—	—	—	73	—	73

	1,884	(14)	35	2,038	(2,017)	1,926

Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING BALANCE SHEET

	Condensed Consolidated Balance Sheet

As at 30 June 2018

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	120,006	—	120,006

Property, plant and equipment	—	—	1	4,848	—	4,849

Investments in subsidiaries	31,511	—	35,190	—	(66,701)	—

Investments in associates and joint ventures	—	—	—	1,775	—	1,775

Retirement benefit assets	—	—	27	1,173	—	1,200

Deferred tax assets	—	43	—	380	—	423

Trade and other receivables	—	15,152	21,896	(37,194)	868	722

Investments held at fair value	—	—	—	50	—	50

Derivative financial instruments	—	34	564	(16)	(43)	539

Total non-current assets	31,511	15,229	57,678	91,022	(65,876)	129,564

Inventories	—	—	—	6,339	—	6,339

Income tax receivable	—	—	527	(478)	—	49

Trade and other receivables	5,129	808	21,849	(15,474)	(8,273)	4,039

Investments held at fair value	—	—	—	188	—	188

Derivative financial instruments	—	5	345	(147)	(10)	193

Cash and cash equivalents	5	—	182	1,943	(5)	2,125

	5,134	813	22,903	(7,629)	(8,288)	12,933

Assets classified as held-for-sale	—	—	—	4	—	4

Total current assets	5,134	813	22,903	(7,625)	(8,288)	12,937

Total assets	36,645	16,042	80,581	83,397	(74,164)	142,501

Equity - Capital and reserves

Share capital	614	—	14,163	614	(14,777)	614

Share premium, capital redemption and merger reserves	22,853	258	3,401	34,927	(34,834)	26,605

Other reserves	376	(105)	(820)	(2,426)	549	(2,426)

Retained earnings	8,008	94	9,520	37,608	(17,622)	37,608

Owners of the parent	31,851	247	26,264	70,723	(66,684)	62,401

Non-controlling interests	—	—	—	218	—	218

Total equity	31,851	247	26,264	70,941	(66,684)	62,619

Liabilities

Borrowings	1,571	15,095	27,051	(1,437)	945	43,225

Retirement benefit liabilities	—	—	42	1,447	—	1,489

Deferred tax liabilities	—	—	26	17,586	—	17,612

Provisions	1	—	—	347	(1)	347

Trade and other payables	8	—	99	960	(8)	1,059

Derivative financial instruments	—	9	140	(6)	(43)	100

Total non-current liabilities	1,580	15,104	27,358	18,897	893	63,832

Borrowings	2,060	584	23,536	(12,596)	(8,297)	5,287

Income tax payable	—	79	—	660	—	739

Provisions	—	—	—	330	—	330

Trade and other payables	1,154	24	3,144	5,243	(67)	9,498

Derivative financial instruments	—	4	279	(78)	(9)	196

Total current liabilities	3,214	691	26,959	(6,441)	(8,373)	16,050

Total equity and liabilities	36,645	16,042	80,581	83,397	(74,164)	142,501

Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING BALANCE SHEET cont…

	Condensed Consolidated Balance Sheet

As at 30 June 2017 (Revised)

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	12,177	—	12,177

Property, plant and equipment	—	—	—	3,636	—	3,636

Investments in subsidiaries	6,172	—	4,365	—	(10,537)	—

Investments in associates and joint ventures	—	—	—	9,438	—	9,438

Retirement benefit assets	—	—	69	546	—	615

Deferred tax assets	—	45	—	423	—	468

Trade and other receivables	—	—	8,989	(11,229)	2,998	758

Investments held at fair value	—	—	—	44	—	44

Derivative financial instruments	—	—	489	87	—	576

Total non-current assets	6,172	45	13,912	15,122	(7,539)	27,712

Inventories	—	—	—	5,177	—	5,177

Income tax receivable	—	—	—	71	—	71

Trade and other receivables	4,860	13	30,339	(22,331)	(9,048)	3,833

Investments held at fair value	—	—	—	26	—	26

Derivative financial instruments	—	—	435	1	(124)	312

Cash and cash equivalents	5	—	130	1,889	(5)	2,019

	4,865	13	30,904	(15,167)	(9,177)	11,438

Assets classified as held-for-sale	—	—	—	36	—	36

Total current assets	4,865	13	30,904	(15,131)	(9,177)	11,474

Total assets	11,037	58	44,816	(9)	(16,716)	39,186

Equity - Capital and reserves

Share capital	507	—	322	507	(829)	507

Share premium, capital redemption and merger reserves	182	6	3,401	1,595	(1,251)	3,933

Other reserves	204	(78)	(677)	(111)	551	(111)

Retained earnings	6,478	(15)	2,551	3,388	(9,014)	3,388

Owners of the parent	7,371	(87)	5,597	5,379	(10,543)	7,717

Non-controlling interests	—	—	—	192	—	192

Total equity	7,371	(87)	5,597	5,571	(10,543)	7,909

Liabilities

Borrowings	1,571	17	14,984	(2,439)	952	15,085

Retirement benefit liabilities	—	—	—	827	—	827

Deferred tax liabilities	—	—	17	642	—	659

Provisions	—	—	—	395	—	395

Trade and other payables	8	—	4	1,032	(8)	1,036

Derivative financial instruments	—	—	95	(16)	—	79

Total non-current liabilities	1,579	17	15,100	441	944	18,081

Borrowings	2,058	—	23,675	(12,926)	(6,985)	5,822

Income tax payable	—	—	—	622	—	622

Provisions	—	—	1	329	—	330

Trade and other payables	29	4	15	5,908	(8)	5,948

Derivative financial instruments	—	124	428	46	(124)	474

Total current liabilities	2,087	128	24,119	(6,021)	(7,117)	13,196

Total equity and liabilities	11,037	58	44,816	(9)	(16,716)	39,186

Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING BALANCE SHEET cont…

	Condensed Consolidated Balance Sheet

As at 31 December 2017 (Revised)

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	117,785	—	117,785

Property, plant and equipment	—	—	2	4,880	—	4,882

Investments in subsidiaries	58,255	—	33,570	—	(91,825)	—

Investments in associates and joint ventures	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	52	1,071	—	1,123

Deferred tax assets	—	49	16	268	—	333

Trade and other receivables	—	14,787	13,193	(27,699)	475	756

Investments held at fair value	—	—	—	42	—	42

Derivative financial instruments	—	68	594	(4)	(68)	590

Total non-current assets	58,255	14,904	47,427	97,920	(91,418)	127,088

Inventories	—	—	—	5,864	—	5,864

Income tax receivable	—	—	339	121	—	460

Trade and other receivables	7,365	56	31,382	(25,490)	(9,260)	4,053

Investments held at fair value	—	—	—	65	—	65

Derivative financial instruments	—	—	339	(111)	—	228

Cash and cash equivalents	5	122	752	2,417	(5)	3,291

	7,370	178	32,812	(17,134)	(9,265)	13,961

Assets classified as held-for-sale	—	—	—	5	—	5

Total current assets	7,370	178	32,812	(17,129)	(9,265)	13,966

Total assets	65,625	15,082	80,239	80,791	(100,683)	141,054

Equity - Capital and reserves

Share capital	614	—	13,831	614	(14,445)	614

Share premium, capital redemption and merger reserves	22,850	258	3,401	32,005	(31,912)	26,602

Other reserves	770	(129)	(809)	(3,392)	168	(3,392)

Retained earnings	36,635	(52)	8,941	36,935	(45,524)	36,935

Owners of the parent	60,869	77	25,364	66,162	(91,713)	60,759

Non-controlling interests	—	—	—	222	—	222

Total equity	60,869	77	25,364	66,384	(91,713)	60,981

Liabilities

Borrowings	1,571	14,783	28,085	(1,364)	952	44,027

Retirement benefit liabilities	—	—	42	1,779	—	1,821

Deferred tax liabilities	—	—	51	17,078	—	17,129

Provisions	—	—	—	354	—	354

Trade and other payables	8	—	106	952	(8)	1,058

Derivative financial instruments	—	—	158	(11)	(68)	79

Total non-current liabilities	1,579	14,783	28,442	18,788	876	64,468

Borrowings	2,058	160	24,300	(11,408)	(9,687)	5,423

Income tax payable	—	2	7	711	—	720

Provisions	—	—	1	398	—	399

Trade and other payables	1,119	54	1,839	6,049	(153)	8,908

Derivative financial instruments	—	6	286	(131)	(6)	155

Total current liabilities	3,177	222	26,433	(4,381)	(9,846)	15,605

Total equity and liabilities	65,625	15,082	80,239	80,791	(100,683)	141,054

Notes to the Interim Financial Statements

CONDENSED CONSOLIDATING CASH FLOW STATEMENT

	Condensed Consolidated Cash Flow Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(47)	(221)	299	3,781	46	3,858

Net cash (used in)/generated from investing activities	103	572	1,430	(2,253)	(137)	(285)

Net cash (used in)/generated from financing activities	(56)	(471)	(2,276)	(1,909)	219	(4,493)

Net cash flows (used in)/generated from operating, investing and financing activities	—	(120)	(547)	(381)	128	(920)

Differences on exchange	—	(2)	22	(168)	—	(148)

(Decrease)/increase in net cash and cash equivalents in the period	—	(122)	(525)	(549)	128	(1,068)

Net cash and cash equivalents at 1 January*	5	122	559	2,141	(5)	2,822

Net cash and cash equivalents at 30 June	5	—	34	1,592	123	1,754

	Condensed Consolidated Cash Flow Statement

Period ended 30 June 2017 (Revised)

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(22)	6	75	1,625	22	1,706

Net cash (used in)/generated from investing activities	—	—	170	(437)	(30)	(297)

Net cash (used in)/generated from financing activities	22	(6)	(380)	(1,229)	82	(1,511)

Net cash flows (used in)/generated from operating, investing and financing activities	—	—	(135)	(41)	74	(102)

Differences on exchange	—	—	15	(154)	—	(139)

(Decrease)/increase in net cash and cash equivalents in the period	—	—	(120)	(195)	74	(241)

Net cash and cash equivalents at 1 January*	5	—	(56)	1,707	(5)	1,651

Net cash and cash equivalents at 30 June	5	—	(176)	1,512	69	1,410

* The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuer, subsidiary guarantors and non-guarantor subsidiaries.